UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September30, 2002

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	November 19, 2002
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$151,499



List of Other Included Managers:		None
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

                                                  KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                         September 30, 2002
                                                          Voting Authority
                                                      --------------------------
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
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc            COM              00184A105     1746   149200 SH       Sole                   149200
AT&T Corp Wireless             COM              001957406     2226   540236 SH       Sole                   540236
American International         COM              026874107     5032    91990 SH       Sole                    91990
Arrow Electronics, Inc.        COM              042735100     1858   147100 SH       Sole                   147100
Avnet Inc                      COM              053807103     1005    93100 SH       Sole                    93100
Avon Products                  COM              054303102     2872    62300 SH       Sole                    62300
Bank One Corp                  COM              06423A103     4222   112900 SH       Sole                   112900
BankAmerica Corp               COM              060505104     5812    91102 SH       Sole                    91102
Boeing Co                      COM              097023105     2297    67300 SH       Sole                    67300
CVS Corporation                COM              126650100     3072   121200 SH       Sole                   121200
Cardinal Health Inc            COM              14149Y108     1794    28850 SH       Sole                    28850
Caterpillar Inc                COM              149123101      878    23600 SH       Sole                    23600
Cendant Corp                   COM              151313103     3124   290351 SH       Sole                   290351
ChevronTexaco Corp             COM              166764100     5919    85470 SH       Sole                    85470
Choicepoint Inc                COM              170388102     1711    47998 SH       Sole                    47998
Chubb Corp                     COM              171232101     2152    39250 SH       Sole                    39250
Cisco Systems                  COM              17275R102     3910   373060 SH       Sole                   373060
Citigroup Inc                  COM              172967101     4655   156998 SH       Sole                   156998
Delphi Corporation             COM              247126105     1461   170900 SH       Sole                   170900
Duke Energy Corp               COM              264399106     2344   119900 SH       Sole                   119900
E M C Corp                     COM              268648102      877   192000 SH       Sole                   192000
Eastman Kodak Company          COM              277461109     1579    57950 SH       Sole                    57950
El Paso Corporation            COM              28336L109      973   117600 SH       Sole                   117600
Exxon Mobil Corp               COM              30231G102     5999   188058 SH       Sole                   188058
Federated Dept Stores          COM              31410H101     3088   104900 SH       Sole                   104900
First Data Corp                COM              319963104     3337   119400 SH       Sole                   119400
Fleet Boston Financial         COM              339030108      701    34500 SH       Sole                    34500
General Electric Company       COM              369604103     3307   134150 SH       Sole                   134150
General Motors Corp            COM              370442105     2305    59259 SH       Sole                    59259
Healthsouth                    COM              421924101      801   193000 SH       Sole                   193000
Hewlett Packard Cc             COM              428236103     1769   151616 SH       Sole                   151616
Intel Corp                     COM              458140100     2102   151300 SH       Sole                   151300
International Paper            COM              460146103     7039   210820 SH       Sole                   210820
Intl Business Machines         COM              459200101     2180    37390 SH       Sole                    37390
J P Morgan & Co. Inc/Chase     COM              46625H100     2507   132010 SH       Sole                   132010
Johnson & Johnson              COM              478160104     3818    70600 SH       Sole                    70600
Kimberly-Clark                 COM              494368103     4470    78924 SH       Sole                    78924
Kraft Foods                    COM              50075N104     3682   101000 SH       Sole                   101000
Kroger Co                      COM              501044101     2193   155500 SH       Sole                   155500
Microsoft Corp                 COM              594918104     4874   111440 SH       Sole                   111440
Minnesota Mining Mfg           COM              604059105     1771    16100 SH       Sole                    16100
Monsanto Co New Com            COM              61166W101      170    11140 SH       Sole                    11140
Morgan Stanley                 COM              617446448     1050    31000 SH       Sole                    31000
Nokia Corp ADR                 COM              654902204     1394   105200 SH       Sole                   105200
Nortel Networks Corp           COM              656568102      320   592800 SH       Sole                   592800
PNC Financial Svcs Group       COM              693475105     3045    72200 SH       Sole                    72200
Pfizer Inc                     COM              717081103     3414   117645 SH       Sole                   117645
Pharmacia Corp                 COM              71713U102     2773    71328 SH       Sole                    71328
Sears Roebuck & Company        COM              812387108     3003    77000 SH       Sole                    77000
Target Corp                    COM              87612e106     4478   151700 SH       Sole                   151700
Tellabs Inc                    COM              879664100      466   114500 SH       Sole                   114500
Tenet Healthcare Corp          COM              88033G100     2710    54750 SH       Sole                    54750
Transocean Sedco Forex         COM              G90078109     1469    70610 SH       Sole                    70610
United Parcel Service          COM              911312106     3058    48900 SH       Sole                    48900
United Technologies Corp       COM              913017109     3711    65690 SH       Sole                    65690
Viacom Inc CL B                COM              925524308     1434    35360 SH       Sole                    35360
Wells Fargo & Co New           COM              949746101     1541    32000 SH       Sole                    32000
REPORT SUMMARY                 57 DATA RECORDS              151499            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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